Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10K) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Accrued expenses and reserves	$ 411	$ 273
Stock-based compensation	1,529	990
Intangibles	(88)	(14)
Property and equipment	1	4
Net operating loss carryforwards	33,577	29,967
Gross deferred tax assets	35,430	31,220
Valuation allowance	(35,430)	(31,220)
Net deferred taxes